Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Abstract]
Segments Adjusted EBITDA		$ 111,990	$ 132,452
Unallocated corporate costs	[1]	(16,820)	(20,536)
Depreciation and amortization		(68,269)	(68,310)
Share-based compensation		(8,141)	(9,359)
Restructuring and other costs		(7,785)	(452)
Impairment expense on goodwill and other assets		(1,282)	(653)
Other income, net		823	12,355
Gain / (loss) on disposal of subsidiaries and other assets, net		626	(177)
Interest expense, net		(33,673)	(34,965)
(Loss) / income before taxes		$ (22,531)	$ 10,355

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.